Commitment and Contingencies (Details) - Schedule of operations and comprehensive loss - EQRx, INC. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Total lease costs	$ 2,567	$ 2,424	$ 3,258
Research and Development Expense [Member]
Condensed Statement of Income Captions [Line Items]
Operating lease costs			939
Variable lease costs(1)			240
General and Administrative Expense [Member]
Condensed Statement of Income Captions [Line Items]
Operating lease costs			1,669
Variable lease costs(1)			$ 410